Accounts receivable - Schedule of Detailed Information about Accounts Receivables (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	$ 2,877,970	$ 571,300	$ 32,446
Harmonized Sales Taxes receivable	378,011	274,998	447,436
Investment tax credits receivable			342,797
Other receivables	0	43,931
Current trade receivables	$ 3,255,981	$ 890,229	$ 822,679